UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2014 through June 30, 2014 is filed herewith.

M FUND, INC.

M International Equity Fund
M Large Cap Growth Fund
M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2014
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Shares		Value (Note 1)
	COMMON STOCKS—97.1%
	Austria—1.1%
87,223	Erste Group Bank AG	$2,821,042
	Belgium—2.9%
64,305	Anheuser-Busch InBev NV	7,387,635
	Brazil—1.3%
120,220	Banco Bradesco SA (Preference)	1,743,856
119,986	Itau Unibanco Holding SA, ADR (Preference)	1,725,399
		3,469,255
	Canada—1.1%
55,453	Barrick Gold Corp.	1,014,790
13,430	Potash Corp. of Saskatchewan, Inc.†	510,744
35,989	Potash Corp. of Saskatchewan, Inc. (New York)†	1,366,142
		2,891,676
	Denmark—2.4%
135,834	Novo Nordisk A/S	6,251,779
	France—19.4%
44,866	Accor SA	2,333,917
12,602	Air Liquide SA	1,701,434
245,199	AXA SA	5,860,535
75,404	Cie de St-Gobain	4,254,446
42,371	Cie Generale d'Optique Essilor International SA	4,493,542
50,370	Danone SA	3,741,023
48,327	JCDecaux SA	1,803,246
21,039	L'Oreal SA	3,625,576
45,493	Legrand SA	2,783,588
13,380	LVMH Moet Hennessy Louis Vuitton SA	2,579,630
39,287	Pernod-Ricard SA	4,717,883
81,868	Schneider Electric SA	7,707,004
14,713	Unibail-Rodamco SE, REIT	4,280,127
		49,881,951
	Germany—9.4%
31,423	Allianz SE, Registered	5,236,449
48,017	Daimler AG, Registered	4,497,279
22,675	Fresenius Medical Care AG & Co. KGaA	1,524,190
13,789	Fresenius SE & Co. KGaA	2,056,172
Shares		Value (Note 1)
	Germany (Continued)
23,476	Linde AG	$4,992,226
76,796	SAP AG	5,930,843
		24,237,159
	Hong Kong—1.7%
190,000	Cheung Kong Holdings, Ltd.	3,368,342
293,000	Hang Lung Properties, Ltd.	903,528
		4,271,870
	Italy—2.0%
945,704	Intesa Sanpaolo SpA	2,921,413
135,347	Pirelli & C. SpA	2,172,076
		5,093,489
	Japan—9.0%
58,100	Dentsu, Inc.	2,365,752
32,200	FANUC Corp.	5,552,875
120,705	Japan Tobacco, Inc.	4,400,213
62,700	Komatsu, Ltd.	1,455,707
29,100	LIXIL Group Corp.	785,345
5,000	Mitsubishi Estate Co., Ltd.	123,439
14,300	SMC Corp.	3,826,790
67,800	Tokio Marine Holdings, Inc.	2,229,995
40,100	Toyota Motor Corp.	2,408,256
		23,148,372
	Jersey—1.1%
517,216	Glencore Xstrata Plc*	2,881,649
	Malaysia—0.9%
722,700	Genting Bhd	2,248,450
	Netherlands—2.5%
53,115	Heineken NV	3,813,254
61,318	Royal Dutch Shell Plc	2,539,034
		6,352,288
	Singapore—1.3%
192,709	United Overseas Bank, Ltd.	3,480,477
	Spain—4.5%
578,986	Banco Bilbao Vizcaya Argentaria SA	7,380,228
400,863	Banco Santander SA	4,188,121
		11,568,349

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Shares		Value (Note 1)
	Sweden—5.3%
157,913	Atlas Copco AB	$4,563,762
99,361	Investor AB†	3,728,147
164,891	Sandvik AB†	2,253,152
218,012	Volvo AB	3,003,495
		13,548,556
	Switzerland—15.3%
167,737	ABB, Ltd., Registered*	3,862,415
51,820	Cie Financiere Richemont SA, Registered	5,437,360
44,033	Holcim, Ltd., Registered*	3,870,515
59,382	Nestle SA, Registered	4,600,297
66,623	Novartis AG, Registered	6,032,732
23,135	Roche Holding AG	6,900,324
2,664	Swatch Group AG (The)	1,608,674
9,496	Syngenta AG, Registered	3,536,907
194,514	UBS AG, Registered*	3,568,722
		39,417,946
	Taiwan—0.8%
96,687	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	2,068,135
Shares		Value (Note 1)
	United Kingdom—13.3%
68,276	Anglo American Plc	$1,670,920
249,885	BG Group Plc	5,281,516
140,971	CRH Plc	3,621,279
185,941	Diageo Plc	5,937,974
4,375,013	Lloyds Banking Group Plc*	5,559,392
145,323	Pearson Plc	2,870,064
36,324	Reckitt Benckiser Group Plc	3,170,409
340,024	Rolls-Royce Holdings Plc*	6,220,693
		34,332,247
	United States—1.8%
129,473	Freeport-McMoRan Copper & Gold, Inc.†	4,725,765
	TOTAL COMMON STOCKS (Cost $202,933,032)	250,078,090
		Expiration Date
	WARRANT—0.1%
	Malaysia—0.1%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,264)	12/18/2018	192,091
	PREFERRED STOCK—0.0%
	United Kingdom—0.0%
53,788,672	Rolls Royce Holdings Plc*		92,054
	TOTAL PREFERRED STOCK (Cost $90,502)		92,054

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—4.0%
$7,713,442	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2014	$7,713,442
Shares
2,648,224	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.175%		2,648,224
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,361,666)			10,361,666
	TOTAL INVESTMENTS AT MARKET VALUE—101.2% (Cost $213,486,464)			260,723,901
	Liabilities in Excess of Other Assets—(1.2)%			(3,159,476)
	NET ASSETS—100.0%			$257,564,425

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

At June 30, 2014, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	11.6%
Beverages	8.5%
Machinery	8.0%
Pharmaceuticals	7.5%
Electrical Equipment	5.6%
Insurance	5.2%
Chemicals	4.7%
Metals and Mining	4.0%
Textiles, Apparel and Luxury Goods	3.7%
Food Products	3.2%
Oil, Gas and Consumable Fuels	3.0%
Construction Materials	2.9%
Automobiles	2.7%
Media	2.7%
Aerospace & Defense	2.4%
Software	2.3%
Building Products	2.0%
Hotels, Restaurants & Leisure	1.8%
Health Care Equipment and Supplies	1.7%
Real Estate Investment Trusts (REITs)	1.7%
Real Estate Management and Development	1.7%
Tobacco	1.7%
Diversified Financial Services	1.5%
Capital Markets	1.4%
Health Care Providers and Services	1.4%
Personal Products	1.4%
Household Products	1.2%
Auto Components	0.8%
Semiconductors and Semiconductor Equipment	0.8%
Warrant	0.1%
Short-Term Investments	4.0%
Total	101.2%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Shares		Value (Note 1)
	COMMON STOCKS—99.3%
	Aerospace & Defense—8.1%
388,600	Airbus Group NV, SP ADR	$6,505,164
19,225	Precision Castparts Corp.	4,852,390
206,000	Safran SA, SP ADR	3,355,328
		14,712,882
	Beverages—3.1%
77,500	Monster Beverage Corp.*	5,504,825
	Biotechnology—18.1%
48,150	Alexion Pharmaceuticals, Inc.*	7,523,437
19,400	Biogen Idec, Inc.*	6,117,014
154,600	Celgene Corp.*	13,277,048
20,100	Regeneron Pharmaceuticals, Inc.*	5,677,647
		32,595,146
	Capital Markets—6.7%
21,075	BlackRock, Inc.	6,735,570
141,400	Invesco, Ltd.	5,337,850
		12,073,420
	Chemicals—4.7%
68,700	Monsanto Co.	8,569,638
	Health Care Equipment and Supplies—2.5%
112,200	Abbott Laboratories	4,588,980
	Hotels, Restaurants & Leisure—13.7%
65,400	Las Vegas Sands Corp.	4,984,788
93,900	Starbucks Corp.	7,265,982
26,900	Wynn Resorts, Ltd.	5,583,364
85,500	Yum! Brands, Inc.	6,942,600
		24,776,734
	Internet and Catalog Retail—4.3%
6,395	Priceline.com, Inc.*	7,693,185
	Internet Software and Services—10.3%
71,000	eBay, Inc.*	3,554,260
6,880	Google, Inc., Class A*	4,022,530
6,880	Google, Inc., Class C*	3,957,926
468,000	Tencent Holdings, Ltd., ADR	7,146,360
		18,681,076
Shares		Value (Note 1)
	IT Services—10.5%
154,800	Cognizant Technology Solutions Corp., Class A*	$7,571,268
69,100	MasterCard, Inc., Class A	5,076,777
29,900	Visa, Inc., Class A†	6,300,229
		18,948,274
	Media—8.9%
80,400	Comcast Corp., Class A	4,315,872
64,300	Discovery Communications, Inc., Class A*	4,776,204
98,200	Time Warner, Inc.	6,898,550
		15,990,626
	Multiline Retail—1.8%
58,100	Dollar General Corp.*	3,332,616
	Pharmaceuticals—2.0%
24,500	Perrigo Co. Plc	3,571,120
	Specialty Retail—2.6%
87,200	TJX Cos., Inc.	4,634,680
	Textiles, Apparel and Luxury Goods—2.0%
121,600	Swatch Group AG (The), SP ADR	3,677,184
	TOTAL COMMON STOCKS (Cost $140,843,100)	179,350,386

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—3.6%
$1,106,030	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2014	$1,106,030
Shares
5,426,103	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.175%		5,426,103
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,532,133)			6,532,133
	TOTAL INVESTMENTS AT MARKET VALUE—102.9% (Cost $147,375,233)			185,882,519
	Liabilities in Excess of Other Assets—(2.9)%			(5,325,238)
	NET ASSETS—100.0%			$180,557,281

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

At June 30, 2014, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Consumer Discretionary	33.3%
Health Care	22.6%
Information Technology	20.8%
Industrials	8.1%
Financials	6.7%
Materials	4.7%
Consumer Staples	3.1%
Short-Term Investments	3.6%
Total	102.9%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Shares		Value (Note 1)
	COMMON STOCKS—97.3%
	Aerospace & Defense—0.1%
3,590	Orbital Sciences Corp.*	$106,085
	Air Freight and Logistics—1.1%
26,600	Hub Group, Inc., Class A*	1,340,640
77,000	UTi Worldwide, Inc.	796,180
		2,136,820
	Airlines—6.1%
28,400	American Airlines Group, Inc.*	1,220,064
174,500	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,570,500
84,400	JetBlue Airways Corp.†,*	915,740
185,200	United Continental Holdings, Inc.*	7,606,164
		11,312,468
	Auto Components—1.9%
14,300	Autoliv, Inc.†	1,524,094
37,700	Modine Manufacturing Co.*	593,398
6,600	Tenneco, Inc.*	433,620
10,100	TRW Automotive Holdings Corp.*	904,152
		3,455,264
	Biotechnology—2.1%
5,500	BioMarin Pharmaceutical, Inc.*	342,155
41,400	InterMune, Inc.†,*	1,827,810
32,200	Myriad Genetics, Inc.†,*	1,253,224
31,200	Sangamo BioSciences, Inc.†,*	476,424
		3,899,613
	Building Products—2.3%
17,400	Armstrong World Industries, Inc.*	999,282
29,000	Lennox International, Inc.	2,597,530
25,200	Trex Co., Inc.†,*	726,264
		4,323,076
	Capital Markets—1.4%
13,400	LPL Financial Holdings, Inc.	666,516
25,000	Raymond James Financial, Inc.	1,268,250
10,200	Waddell & Reed Financial, Inc., Class A	638,418
		2,573,184
	Chemicals—3.7%
17,600	Albemarle Corp.	1,258,400
22,900	Cabot Corp.	1,327,971
8,100	Celanese Corp., Series A	520,668
Shares		Value (Note 1)
	Chemicals (Continued)
18,100	FMC Corp.	$1,288,539
62,800	Kraton Performance Polymers, Inc.*	1,406,092
43,000	Tronox, Ltd., Class A	1,156,700
		6,958,370
	Commercial Banks—2.3%
69,439	PacWest Bancorp	2,997,682
40,530	Popular, Inc.*	1,385,315
		4,382,997
	Commercial Services & Supplies—0.7%
30,030	KAR Auction Services, Inc.	957,056
13,820	Ritchie Bros. Auctioneers, Inc.†	340,663
		1,297,719
	Communications Equipment—0.2%
13,800	ADTRAN, Inc.	311,328
	Construction and Engineering—1.6%
10,200	Jacobs Engineering Group, Inc.*	543,456
16,600	KBR, Inc.	395,910
25,800	Primoris Services Corp.	744,072
37,800	Quanta Services, Inc.*	1,307,124
		2,990,562
	Construction Materials—3.0%
39,000	Caesarstone Sdot-Yam, Ltd.	1,914,120
30,000	Eagle Materials, Inc.	2,828,400
6,600	Martin Marietta Materials, Inc.†	871,530
		5,614,050
	Consumer Finance—0.3%
32,100	Green Dot Corp., Class A†,*	609,258
	Containers and Packaging—1.7%
83,750	Berry Plastics Group, Inc.*	2,160,750
13,300	Packaging Corp. of America	950,817
		3,111,567
	Diversified Consumer Services—0.3%
35,590	2u, Inc.*	598,268

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Shares		Value (Note 1)
	Diversified Financial Services—0.5%
39,165	Leucadia National Corp.	$1,026,906
	Diversified Telecommunication Services—2.2%
75,000	Cogent Communications Group, Inc.	2,591,250
117,700	Premiere Global Services, Inc.*	1,571,295
		4,162,545
	Electrical Equipment—0.4%
5,900	Hubbell, Inc., Class B	726,585
	Electronic Equipment, Instruments & Components—6.5%
44,900	Belden, Inc.	3,509,384
46,500	DTS, Inc.*	856,065
149,100	Flextronics International, Ltd.*	1,650,537
22,500	Itron, Inc.†,*	912,375
61,800	Jabil Circuit, Inc.	1,291,620
44,300	Rogers Corp.*	2,939,305
28,600	Universal Display Corp.†,*	918,060
		12,077,346
	Energy Equipment and Services—1.0%
14,200	Dril-Quip, Inc.*	1,551,208
48,100	McDermott International, Inc.†,*	389,129
		1,940,337
	Health Care Equipment and Supplies—6.5%
23,000	Cooper Cos., Inc. (The)	3,117,190
68,200	Dexcom, Inc.*	2,704,812
10,200	Edwards Lifesciences Corp.*	875,568
8,800	HeartWare International, Inc.†,*	778,800
83,835	Insulet Corp.†,*	3,325,735
56,800	Symmetry Medical, Inc.*	503,248
14,760	Syneron Medical, Ltd.†,*	152,323
205,100	Unilife Corp.†,*	607,096
		12,064,772
	Health Care Providers and Services—1.2%
18,522	Catamaran Corp.*	817,932
25,900	Mednax, Inc.*	1,506,085
		2,324,017
Shares		Value (Note 1)
	Household Durables—1.0%
18,200	Harman International Industries, Inc.	$1,955,226
	Industrial Conglomerates—0.4%
9,500	Carlisle Cos., Inc.	822,890
	Insurance—2.0%
9,800	Everest Re Group, Ltd.	1,572,802
17,100	HCC Insurance Holdings, Inc.	836,874
28,700	W. R. Berkley Corp.	1,329,097
		3,738,773
	Internet Software and Services—2.5%
20,800	Akamai Technologies, Inc.*	1,270,048
125,100	Brightcove, Inc.†,*	1,318,554
33,900	Gogo, Inc.†,*	663,084
22,900	IntraLinks Holdings, Inc.*	203,581
85,940	QuinStreet, Inc.*	473,529
23,170	Web.com Group, Inc.*	668,918
		4,597,714
	IT Services—1.3%
8,300	Global Payments, Inc.	604,655
77,300	MoneyGram International, Inc.*	1,138,629
17,300	Verifone Systems, Inc.*	635,775
		2,379,059
	Life Sciences Tools and Services—1.8%
14,800	Illumina, Inc.†,*	2,642,392
27,600	QIAGEN NV†,*	674,820
		3,317,212
	Machinery—3.9%
6,000	Dynamic Materials Corp.	132,780
37,300	Harsco Corp.	993,299
104,800	Meritor, Inc.*	1,366,592
14,200	Pall Corp.	1,212,538
6,200	Pentair Plc	447,144
134,600	Wabash National Corp.†,*	1,918,050
11,800	WABCO Holdings, Inc.*	1,260,476
		7,330,879
	Marine—0.5%
7,600	Kirby Corp.*	890,264

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Shares		Value (Note 1)
	Media—1.4%
36,800	Imax Corp.†,*	$1,048,064
54,400	Lions Gate Entertainment Corp.†	1,554,752
		2,602,816
	Metals and Mining—3.0%
39,200	Agnico-Eagle Mines, Ltd.	1,501,360
37,200	Allegheny Technologies, Inc.	1,677,720
79,900	Globe Specialty Metals, Inc.	1,660,322
45,400	Horsehead Holding Corp.†,*	829,004
		5,668,406
	Oil, Gas and Consumable Fuels—7.4%
44,500	Cabot Oil & Gas Corp.	1,519,230
64,600	Carrizo Oil & Gas, Inc.*	4,474,196
13,300	CONSOL Energy, Inc.	612,731
14,300	Continental Resources, Inc.†,*	2,259,972
27,300	InterOil Corp.†,*	1,745,562
270,420	KiOR, Inc., Class A†,*	97,378
34,200	Rex Energy Corp.*	605,682
193,300	SandRidge Energy, Inc.†,*	1,382,095
21,900	World Fuel Services Corp.†	1,078,137
		13,774,983
	Paper and Forest Products—1.5%
31,500	Boise Cascade Co.*	902,160
124,900	Louisiana-Pacific Corp.†,*	1,875,998
		2,778,158
	Pharmaceuticals—0.5%
3,900	Actavis plc*	869,895
	Professional Services—0.5%
57,800	RPX Corp.*	1,025,950
	Real Estate Investment Trusts (REITs)—0.3%
48,600	Ares Commercial Real Estate Corp., REIT	603,126
	Real Estate Management and Development—0.0%
544	RE/MAX Holdings, Inc., Class A	16,097
	Road and Rail—0.3%
5,600	Kansas City Southern	602,056
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—12.6%
23,500	Altera Corp.	$816,860
105,500	Atmel Corp.*	988,535
11,200	Cabot Microelectronics Corp.*	500,080
110,900	Cypress Semiconductor Corp.†,*	1,209,919
77,900	Fairchild Semiconductor International, Inc.*	1,215,240
57,700	Integrated Device Technology, Inc.*	892,042
32,200	International Rectifier Corp.*	898,380
38,300	Maxim Integrated Products, Inc.	1,294,923
34,300	Microsemi Corp.*	917,868
51,500	Monolithic Power Systems, Inc.	2,181,025
89,500	ON Semiconductor Corp.*	818,030
146,500	QuickLogic Corp.†,*	757,405
20,000	Semtech Corp.*	523,000
10,900	Silicon Laboratories, Inc.*	536,825
37,370	Skyworks Solutions, Inc.	1,754,895
56,100	SunEdison, Inc.†,*	1,267,860
18,700	Synaptics, Inc.†,*	1,694,968
52,700	Tessera Technologies, Inc.	1,163,616
144,600	TriQuint Semiconductor, Inc.*	2,286,126
77,600	Ultratech, Inc.†,*	1,721,168
		23,438,765
	Software—5.0%
23,300	Advent Software, Inc.	758,881
37,300	Electronic Arts, Inc.*	1,337,951
17,900	Ellie Mae, Inc.†,*	557,227
38,400	FleetMatics Group Plc†,*	1,241,856
44,100	Fortinet, Inc.*	1,108,233
95,334	Rovi Corp.*	2,284,203
5,400	Seachange International, Inc.*	43,254
87,100	TiVo, Inc.*	1,124,461
287,000	Zynga, Inc., Class A*	921,270
		9,377,336
	Specialty Retail—1.4%
39,040	Chico's FAS, Inc.	662,118
41,400	MarineMax, Inc.*	693,036
59,700	Select Comfort Corp.*	1,233,402
		2,588,556
	Textiles, Apparel and Luxury Goods—0.2%
20,200	Vera Bradley, Inc.†,*	441,774

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Shares		Value (Note 1)
	Trading Companies and Distributors—1.9%
56,674	MRC Global, Inc.*	$1,603,307
11,500	Stock Building Supply Holdings, Inc.*	226,895
16,000	Watsco, Inc.	1,644,160
		3,474,362
Shares		Value (Note 1)
	Wireless Telecommunication Services—0.8%
532,300	NII Holdings, Inc.†,*	$292,765
11,300	SBA Communications Corp., Class A*	1,155,990
		1,448,755
	TOTAL COMMON STOCKS (Cost $104,878,179)	181,746,189
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—19.0%
$4,963,262	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2014	4,963,262
Shares
30,498,231	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.175%		30,498,231
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,461,493)			35,461,493
	TOTAL INVESTMENTS AT MARKET VALUE—116.3% (Cost $140,339,672)			217,207,682
	Liabilities in Excess of Other Assets—(16.3)%			(30,491,841)
	NET ASSETS—100.0%			$186,715,841

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

At June 30, 2014, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	28.0%
Industrials	19.8%
Materials	12.9%
Health Care	12.1%
Energy	8.4%
Financials	6.9%
Consumer Discretionary	6.2%
Telecommunication Services	3.0%
Short-Term Investments	19.0%
Total	116.3%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Shares		Value (Note 1)
	COMMON STOCKS—97.4%
	Aerospace & Defense—5.3%
6,090	Alliant Techsystems, Inc.	$815,573
26,510	Exelis, Inc.	450,140
8,740	Huntington Ingalls Industries, Inc.†	826,717
7,550	L-3 Communications Holdings, Inc.	911,662
3,500	Lockheed Martin Corp.	562,555
9,700	Northrop Grumman Corp.	1,160,411
		4,727,058
	Air Freight and Logistics—0.8%
4,480	FedEx Corp.	678,182
	Airlines—1.4%
2,290	Alaska Air Group, Inc.	217,665
12,560	Delta Air Lines, Inc.	486,323
19,400	Southwest Airlines Co.	521,084
		1,225,072
	Auto Components—2.7%
5,400	Delphi Automotive Plc	371,196
11,200	Lear Corp.	1,000,384
9,300	Magna International, Inc.	1,002,075
		2,373,655
	Beverages—1.2%
17,920	Coca-Cola Enterprises, Inc.	856,218
3,500	Dr Pepper Snapple Group, Inc.	205,030
		1,061,248
	Biotechnology—3.2%
1,900	Alexion Pharmaceuticals, Inc.*	296,875
2,600	Biogen Idec, Inc.*	819,806
6,400	Celgene Corp.*	549,632
4,700	Gilead Sciences, Inc.*	389,677
8,600	United Therapeutics Corp.†,*	761,014
		2,817,004
	Capital Markets—1.7%
1,900	Ameriprise Financial, Inc.	228,000
9,500	E*TRADE Financial Corp.*	201,970
3,100	T. Rowe Price Group, Inc.	261,671
13,100	Waddell & Reed Financial, Inc., Class A	819,929
		1,511,570
Shares		Value (Note 1)
	Chemicals—2.0%
3,800	CF Industries Holdings, Inc.	$914,014
8,800	LyondellBasell Industries NV, Class A	859,320
		1,773,334
	Commercial Banks—5.1%
7,200	Comerica, Inc.†	361,152
19,900	Fifth Third Bancorp	424,865
6,900	JPMorgan Chase & Co.	397,578
72,300	KeyCorp	1,036,059
6,800	PNC Financial Services Group, Inc.	605,540
31,600	Wells Fargo & Co.	1,660,896
		4,486,090
	Computers and Peripherals—2.7%
9,700	Apple, Inc.	901,421
3,200	SanDisk Corp.	334,176
12,100	Western Digital Corp.	1,116,830
		2,352,427
	Consumer Finance—3.1%
17,700	Capital One Financial Corp.	1,462,020
20,700	Discover Financial Services	1,282,986
		2,745,006
	Diversified Financial Services—1.8%
11,500	CBOE Holdings, Inc.†	565,915
12,600	McGraw Hill Financial, Inc.	1,046,178
		1,612,093
	Diversified Telecommunication Services—2.7%
47,700	AT&T, Inc.	1,686,672
12,800	CenturyLink, Inc.†	463,360
5,570	Verizon Communications, Inc.	272,540
		2,422,572
	Electric Utilities—3.9%
20,500	American Electric Power Co., Inc.	1,143,285
19,700	Edison International	1,144,767
14,200	Entergy Corp.	1,165,678
		3,453,730

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—2.9%
10,020	Arrow Electronics, Inc.*	$605,308
14,600	Avnet, Inc.	646,926
60,600	Flextronics International, Ltd.*	670,842
23,280	Ingram Micro, Inc., Class A*	680,009
		2,603,085
	Energy Equipment and Services—2.6%
16,700	Baker Hughes, Inc.	1,243,315
14,600	Halliburton Co.	1,036,746
		2,280,061
	Food and Staples Retailing—1.5%
19,600	Kroger Co. (The)	968,828
19,070	Rite Aid Corp.*	136,732
2,600	Wal-Mart Stores, Inc.	195,182
		1,300,742
	Food Products—1.4%
1,800	Hershey Co. (The)	175,266
28,200	Tyson Foods, Inc., Class A†	1,058,628
		1,233,894
	Health Care Providers and Services—9.8%
13,700	AmerisourceBergen Corp.	995,442
16,100	Cardinal Health, Inc.	1,103,816
12,900	Cigna Corp.	1,186,413
13,400	Express Scripts Holding Co.*	929,022
6,800	HCA Holdings, Inc.*	383,384
9,100	Humana, Inc.†	1,162,252
5,000	McKesson Corp.	931,050
16,100	Omnicare, Inc.†	1,071,777
8,200	WellPoint, Inc.	882,402
		8,645,558
	Household Durables—0.7%
4,100	Whirlpool Corp.	570,802
	Independent Power Producers and Energy Traders—2.0%
68,200	AES Corp./VA	1,060,510
9,000	Calpine Corp.*	214,290
12,300	NRG Energy, Inc.	457,560
		1,732,360
Shares		Value (Note 1)
	Insurance—14.3%
5,800	AFLAC, Inc.	$361,050
7,530	Allied World Assurance Co. Holdings AG	286,291
20,900	Allstate Corp. (The)	1,227,248
11,160	American Financial Group, Inc./OH	664,689
30,300	American International Group, Inc.	1,653,774
10,560	Assurant, Inc.	692,208
15,910	Axis Capital Holdings, Ltd.	704,495
11,600	Chubb Corp.	1,069,172
5,940	Everest Re Group, Ltd.	953,310
58,400	Genworth Financial, Inc., Class A*	1,016,160
7,400	Lincoln National Corp.	380,656
6,500	PartnerRe, Ltd.	709,865
7,230	Reinsurance Group of America, Inc.	570,447
8,650	RenaissanceRe Holdings, Ltd.†	925,550
12,600	Travelers Cos., Inc. (The)	1,185,282
6,600	Unum Group	229,416
		12,629,613
	IT Services—0.6%
12,080	Amdocs, Ltd.	559,666
	Machinery—1.9%
4,040	Caterpillar, Inc.	439,027
7,300	Oshkosh Corp.	405,369
19,800	Trinity Industries, Inc.†	865,656
		1,710,052
	Media—1.0%
10,600	DIRECTV*	901,106
	Metals and Mining—0.5%
17,700	United States Steel Corp.†	460,908
	Multiline Retail—1.0%
15,270	Macy's, Inc.	885,965
	Oil, Gas and Consumable Fuels—11.8%
7,600	Chesapeake Energy Corp.	236,208
12,000	Chevron Corp.	1,566,600
9,700	ConocoPhillips	831,581
31,400	Exxon Mobil Corp.	3,161,352

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
27,900	Marathon Oil Corp.	$1,113,768
10,500	Marathon Petroleum Corp.	819,735
11,700	SM Energy Co.†	983,970
11,700	Tesoro Corp.	686,439
20,600	Valero Energy Corp.	1,032,060
		10,431,713
	Paper and Forest Products—0.7%
15,140	Domtar Corp.	648,749
	Personal Products—0.6%
8,100	Herbalife, Ltd.†	522,774
	Real Estate Management and Development—0.6%
16,490	CBRE Group, Inc.*	528,340
	Road and Rail—0.5%
7,600	Avis Budget Group, Inc.†,*	453,644
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—2.4%
50,000	Intel Corp.	$1,545,000
40,300	Marvell Technology Group, Ltd.	577,499
		2,122,499
	Specialty Retail—1.0%
18,100	Foot Locker, Inc.	918,032
	Tobacco—1.7%
16,500	Lorillard, Inc.	1,006,005
6,100	Philip Morris International, Inc.	514,291
		1,520,296
	Trading Companies and Distributors—0.3%
2,470	United Rentals, Inc.†,*	258,683
	TOTAL COMMON STOCKS (Cost $73,484,311)	86,157,583
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—10.4%
$1,850,532	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2014	1,850,532
Shares
7,325,868	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.175%		7,325,868
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,176,400)			9,176,400
	TOTAL INVESTMENTS AT MARKET VALUE—107.8% (Cost $82,660,711)			95,333,983
	Liabilities in Excess of Other Assets—(7.8)%			(6,901,172)
	NET ASSETS—100.0%			$88,432,811

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

At June 30, 2014, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	26.6%
Energy	14.4%
Health Care	13.0%
Industrials	10.2%
Information Technology	8.6%
Consumer Discretionary	6.4%
Consumer Staples	6.4%
Utilities	5.9%
Materials	3.2%
Telecommunication Services	2.7%
Short-Term Investments	10.4%
Total	107.8%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$260,723,901	$185,882,519	$217,207,682	$95,333,983
Cash denominated in foreign currencies***	40,131	—	—	—
Receivable from:
Securities sold	44,040,165	1,538,417	289,250	1,402,523
Capital stock subscriptions	61,434	47,559	19,965	18,989
Dividends and interest	560,436	80,204	75,621	66,215
Prepaid expenses	18,237	11,322	11,585	5,674
Total assets	305,444,304	187,560,021	217,604,103	96,827,384
Liabilities:
Payable for:
Securities purchased	174,372	1,453,559	—	1,002,255
Capital stock redemptions	44,817,462	4,274	221,158	7,777
Investment Adviser, net (Note 2)	174,318	87,532	136,301	32,902
Payable upon return of securities loaned (Note 1)	2,648,224	5,426,103	30,498,231	7,325,868
M Financial Group-compliance expense (Note 2)	5,189	3,185	3,274	1,611
Accrued expenses and other liabilities	60,314	28,087	29,298	24,160
Total liabilities	47,879,879	7,002,740	30,888,262	8,394,573
Net assets	$257,564,425	$180,557,281	$186,715,841	$88,432,811
Net assets consist of:
Paid-in capital	$340,388,243	$131,007,466	$97,468,127	$69,453,994
Undistributed (distributions in excess of) net investment income	1,841,307	145,984	(355,635)	507,390
Accumulated net realized gain (loss) on investments	(131,903,341)	10,896,545	12,735,339	5,798,155
Net unrealized appreciation on investments and foreign currency	47,238,216	38,507,286	76,868,010	12,673,272
Net assets	$257,564,425	$180,557,281	$186,715,841	$88,432,811
Shares outstanding#	18,738,433	7,512,693	5,799,142	6,115,320
Net asset value, offering price and redemption price per share	$13.75	$24.03	$32.20	$14.46
* Cost of investments	$213,486,464	$147,375,233	$140,339,672	$82,660,711
** Includes securities on loan with market values of	$2,557,217	$5,355,195	$29,531,654	$7,197,115
*** Cost of cash denominated in foreign currencies	$40,087	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2014

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Interest	$266	$58	$222	$44
Securities lending income	124,851	2,447	148,690	5,302
Dividends*	5,565,082	788,416	463,787	804,547
Total investment income	5,690,199	790,921	612,699	809,893
Expenses:
Investment Advisory fee (Note 2)	1,028,676	525,217	820,666	203,451
Custody, fund accounting, transfer agent and administration fees	255,115	84,594	93,213	65,487
Professional fees	10,317	10,177	9,726	10,238
Printing and shareholder reporting	5,116	6,115	6,462	6,030
Directors' fees and expenses	29,414	18,726	18,052	8,368
Compliance expenses (Note 2)	10,470	6,426	6,612	3,296
Other	20,587	13,267	13,603	6,940
Total expenses	1,359,695	664,522	968,334	303,810
Net investment income (loss)	4,330,504	126,399	(355,635)	506,083
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	12,764,214	10,964,365	13,753,614	5,873,034
Foreign currency transactions	3,821	—	—	—
Net realized gain	12,768,035	10,964,365	13,753,614	5,873,034
Net change in unrealized appreciation (depreciation) on:
Investments	(3,868,639)	(8,706,269)	2,807,169	(1,065,698)
Foreign currency and net other assets	(4,462)	—	—	—
Net change in unrealized appreciation (depreciation)	(3,873,101)	(8,706,269)	2,807,169	(1,065,698)
Net realized and unrealized gain	8,894,934	2,258,096	16,560,783	4,807,336
Net increase in net assets resulting from operations	$13,225,438	$2,384,495	$16,205,148	$5,313,419
* Net of foreign taxes withheld of:	$650,966	$30,930	$2,344	$707

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (decrease) in net assets from:
Operations:
Net investment income	$4,330,504	$4,567,039	$126,399	$402,078
Net realized gain on investments and foreign currency transactions	12,768,035	2,565,892	10,964,365	25,630,644
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,873,101)	35,293,904	(8,706,269)	24,652,140
Net increase in net assets resulting from operations	13,225,438	42,426,835	2,384,495	50,684,862
Distributions to shareholders:
From net investment income	(235,914)	(6,811,012)	—	(922,797)
From net realized capital gains	—	—	(7,427,587)	(8,763,576)
Total distributions to shareholders	(235,914)	(6,811,012)	(7,427,587)	(9,686,373)
Fund share transactions (Note 4):
Proceeds from shares sold	9,088,747	56,854,525	12,102,857	33,315,175
Net asset value of shares issued on reinvestment of distributions	235,914	6,811,012	7,427,587	9,686,373
Cost of shares repurchased	(66,489,927)	(40,541,813)	(17,194,102)	(43,009,447)
Net increase (decrease) in net assets resulting from Fund share transactions	(57,165,266)	23,123,724	2,336,342	(7,899)
Total change in net assets	(44,175,742)	58,739,547	(2,706,750)	40,990,590
Net assets:
Beginning of period	301,740,167	243,000,620	183,264,031	142,273,441
End of period*	$257,564,425	$301,740,167	$180,557,281	$183,264,031
* Including undistributed (distributions in excess of) net investment income (loss) of:	$1,841,307	$(2,253,283)	$145,984	$19,585

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(355,635)	$(375,993)	$506,083	$1,208,542
Net realized gain on investments and foreign currency transactions	13,753,614	16,327,441	5,873,034	22,168,046
Net change in unrealized appreciation (depreciation) on investments and foreign currency	2,807,169	38,599,102	(1,065,698)	62,513
Net increase in net assets resulting from operations	16,205,148	54,550,550	5,313,419	23,439,101
Distributions to shareholders:
From net investment income	—	—	—	(2,191,583)
From net realized capital gains	(1,652,337)	(16,224,308)	(906,276)	(7,280,727)
Total distributions to shareholders	(1,652,337)	(16,224,308)	(906,276)	(9,472,310)
Fund share transactions (Note 4):
Proceeds from shares sold	10,271,076	20,345,350	8,517,168	17,210,580
Net asset value of shares issued on reinvestment of distributions	1,652,337	16,224,308	906,276	9,472,310
Cost of shares repurchased	(26,866,994)	(29,712,140)	(18,431,018)	(15,843,661)
Net increase (decrease) in net assets resulting from Fund share transactions	(14,943,581)	6,857,518	(9,007,574)	10,839,229
Total change in net assets	(390,770)	45,183,760	(4,600,431)	24,806,020
Net assets:
Beginning of period	187,106,611	141,922,851	93,033,242	68,227,222
End of period*	$186,715,841	$187,106,611	$88,432,811	$93,033,242
* Including undistributed (distributions in excess of) net investment income (loss) of:	$(355,635)	$—	$507,390	$1,307

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$13.15		$11.57	$9.78	$11.72	$11.57	$9.44
Income from investment operations:
Net investment income	0.19	‡	0.20 ‡	0.19 ‡	0.30 ‡	0.34 ‡	0.24 ‡
Net realized and unrealized gain (loss) on investments	0.42		1.68	1.83	(1.89)	0.19	2.15
Total from investment operations	0.61		1.88	2.02	(1.59)	0.53	2.39
Less distributions to shareholders:
From net investment income	(0.01)		(0.30)	(0.23)	(0.35)	(0.38)	(0.26)
From return of capital	—		—	—	—	—	(0.00)†
Total distributions	(0.01)		(0.30)	(0.23)	(0.35)	(0.38)	(0.26)
Net asset value, end of period	$13.75		$13.15	$11.57	$9.78	$11.72	$11.57
Total Return+	4.64	%*	16.32%	20.68%	(13.56)%	4.61%	25.28%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$257,564		$301,740	$243,001	$232,953	$295,324	$311,989
Net expenses to average daily net assets	0.93	%**	0.94%	0.95%	0.93%	0.91%	0.94%
Net investment income to average daily net assets	2.95	%**	1.65%	1.75%	2.69%	3.02%	2.33%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	0.97%	0.95%	0.92%	0.95%
Net investment income	N/A		N/A	1.73%	2.67%	3.01%	2.32%
Portfolio turnover rate	8%		14%	15%	103%?	11%	9%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$24.74		$19.20	$16.10	$16.23	$13.24	$9.70
Income from investment operations:
Net investment income (loss)	0.02	‡	0.05 ‡	0.08 ‡	0.01 ‡	(0.01)‡	0.05 ‡
Net realized and unrealized gain (loss) on investments	0.30		6.86	3.03	(0.14)	3.05	3.56
Total from investment operations	0.32		6.91	3.11	(0.13)	3.04	3.61
Less distributions to shareholders:
From net investment income	—		(0.12)	(0.01)	—	(0.05)	(0.07)
From net realized capital gains	(1.03)		(1.25)	—	—	—	—
Total distributions	(1.03)		(1.37)	(0.01)	—	(0.05)	(0.07)
Net asset value, end of period	$24.03		$24.74	$19.20	$16.10	$16.23	$13.24
Total Return+	1.29	%*	36.15%	19.31%	(0.80)%	23.06%	37.40%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$180,557		$183,264	$142,273	$101,129	$110,644	$100,153
Net expenses to average daily net assets	0.75	%**	0.77%	0.80%	0.83%	0.83%	0.74%
Net investment income (loss) to average daily net assets	0.14	%**	0.25%	0.42%	0.06%	(0.11)%	0.41%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	N/A	N/A	N/A	0.83%
Net investment income	N/A		N/A	N/A	N/A	N/A	0.32%
Portfolio turnover rate	22%		74%	67%	78%	81%	171%?

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$29.71		$23.38	$21.33	$25.94	$20.47	$13.78
Income from investment operations:
Net investment income (loss)	(0.06	)‡	(0.06)‡	0.02 ‡	(0.09)‡	(0.02)‡	0.05 ‡
Net realized and unrealized gain (loss) on investments	2.84		9.13	3.67	(1.77)	5.54	6.65
Total from investment operations	2.78		9.07	3.69	(1.86)	5.52	6.70
Less distributions to shareholders:
From net investment income	—		—	(0.08)	—	(0.05)	(0.01)
From net realized capital gains	(0.29)		(2.74)	(1.56)	(2.75)	—	—
Total distributions	(0.29)		(2.74)	(1.64)	(2.75)	(0.05)	(0.01)
Net asset value, end of period	$32.20		$29.71	$23.38	$21.33	$25.94	$20.47
Total Return+	9.35	%*	39.20%	17.43%	(7.22)%	27.00%	48.61%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$186,716		$187,107	$141,923	$132,680	$156,460	$140,099
Net expenses to average daily net assets	1.06	%**	1.07%	1.10%	1.10%	1.10%	1.13%
Net investment income (loss) to average daily net assets	(0.39	)%**	(0.23)%	0.10%	(0.35)%	(0.09)%	0.28%
Portfolio turnover rate	9%		18%	21%	35%	22%	16%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$13.77		$11.44	$9.84	$10.30	$9.50	$7.69
Income from investment operations:
Net investment income	0.08	‡	0.20 ‡	0.16 ‡	0.08 ‡	0.03 ‡	0.06 ‡
Net realized and unrealized gain (loss) on investments	0.76		3.68	1.53	(0.50)	0.84	1.82
Total from investment operations	0.84		3.88	1.69	(0.42)	0.87	1.88
Less distributions to shareholders:
From net investment income	—		(0.37)	(0.09)	(0.04)	(0.07)	(0.07)
From net realized capital gains	(0.15)		(1.18)	—	—	—	—
Total distributions	(0.15)		(1.55)	(0.09)	(0.04)	(0.07)	(0.07)
Net asset value, end of period	$14.46		$13.77	$11.44	$9.84	$10.30	$9.50
Total Return+	6.09	%*	34.22%	17.29%	(4.11)%	9.27%	24.58%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$88,433		$93,033	$68,227	$65,188	$78,650	$89,199
Net expenses to average daily net assets	0.67	%**	0.61%	0.64%	0.89%	0.88%	0.88%
Net investment income to average daily net assets	1.12	%**	1.52%	1.47%	0.81%	0.34%	0.74%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.78%	0.93%	0.91%	0.90%	0.95%
Net investment income	N/A		1.35%	1.18%	0.79%	0.32%	0.67%
Portfolio turnover rate	41%		154%?	41%	35%	49%	58%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2014, the Company consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

M International Equity Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States, with a focus on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in large-cap equity securities, including common stocks, preferred stocks and American Depository Receipts, with capitalizations of $10 billion or more. M Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with capitalization of those companies found in the Russell 2500 Index. M Large Cap Value Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in the large-capitalization segment of the U.S. stock market (defined by the Fund's sub-adviser as $5 billion or more), including equity securities of U.S. issuers.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company's Board of Directors if those prices are deemed by the Fund's sub-adviser to be representative of market values at the close of business of the New York Stock Exchange. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2014, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2014.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Company based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterizations of distributions made by each Fund and reclassifications to paid-in capital.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Security Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark and at times the collateral percentage may be above or below 102%/105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund's securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$2,648,224	$—	$2,648,224	$—	$2,648,224	$—
M Large Cap Growth Fund	$5,426,103	$—	$5,426,103	$—	$5,426,103	$—
M Capital Appreciation Fund	$30,498,231	$—	$30,498,231	$—	$30,498,231	$—
M Large Cap Value Fund	$7,325,868	$—	$7,325,868	$—	$7,325,868	$—

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds did not have any unrecognized tax benefits as of June 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2014, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2011 through December 2013. No examination of any of the Funds' tax filings is currently in progress.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.70% on the first $1 billion
0.65% on amounts above $1 billion
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on amounts above $100 million
M Capital Appreciation Fund	0.90%
M Large Cap Value Fund	0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on amounts thereafter

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. This agreement is effective May 1, 2014 through April 30, 2015.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and AJO, LP to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.55% on the first $1 billion
0.50% on the amounts above $1 billion
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund	0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% on amounts thereafter

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Company pays no compensation to its officers, other than the Chief Compliance Officer ("CCO"). The Company pays each interested Director $1,500 per meeting attended. The Company pays each non-interested Director $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Company and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$21,467,097	$75,583,297
M Large Cap Growth Fund	39,898,702	45,012,062
M Capital Appreciation Fund	15,947,827	33,948,251
M Large Cap Value Fund	36,768,137	48,258,172

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Shares sold	686,182	4,660,516	493,073	1,535,828
Shares repurchased	(4,910,664)	(3,241,766)	(697,187)	(1,937,106)
Distributions reinvested	16,936	530,724	308,839	398,260
Net increase (decrease)	(4,207,546)	1,949,474	104,725	(3,018)
Fund shares:
Beginning of year	22,945,979	20,996,505	7,407,968	7,410,986
End of year	18,738,433	22,945,979	7,512,693	7,407,968

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Shares sold	332,777	720,526	607,618	1,293,399
Shares repurchased	(882,957)	(1,050,680)	(1,309,539)	(1,200,925)
Distributions reinvested	51,283	558,343	62,373	696,445
Net increase (decrease)	(498,897)	228,189	(639,548)	788,919
Fund shares:
Beginning of year	6,298,039	6,069,850	6,754,868	5,965,949
End of year	5,799,142	6,298,039	6,115,320	6,754,868

5.  Financial Instruments

Forward Currency Exchange Contracts

M International Equity Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered.

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund's exposure to adverse developments affecting the value of such currency will increase.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

The Funds did not engage in derivative transactions for the six months ended June 30, 2014.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts and separate accounts of their subsidiaries that are used primarily to fund variable annuity contracts and variable life insurance contracts and by M Financial Holdings Incorporated through direct ownership of seed money and general investment shares. As of June 30, 2014, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING-Security Life of Denver, Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc., Sun Life Insurance Co. and TIAA-CREF Life Insurance Co. and M Financial Holdings Incorporated owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2014 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.		Pacific Life Insurance Co.	Pruco Life Insurance Co. of Arizona	ING-Security Life of Denver
M International Equity Fund	0.8%	42.5%		41.2%	3.6%	5.7%
M Large Cap Growth Fund	1.1%	44.2%		40.3%	4.5%	3.5%
M Capital Appreciation Fund	1.1%	43.2%		44.9%	1.4%	4.8%
M Large Cap Value Fund	2.4%	40.8%		41.0%	4.5%	2.6%
	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	Sun Life Insurance Co.	TIAA-CREF Life Insurance Co.
M International Equity Fund	2.6%	0.0	%(1)	1.3%	1.7%	0.6%
M Large Cap Growth Fund	2.7%	—%		0.5%	2.5%	0.7%
M Capital Appreciation Fund	2.6%	0.0	%(1)	0.5%	1.0%	0.5%
M Large Cap Value Fund	5.0%	—%		1.0%	1.3%	1.4%

(1)  Amount rounds to less than 0.05%.

7.  Tax Information

As of June 30, 2014, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$216,062,212	$49,483,477	$(4,821,788)	$44,661,689
M Large Cap Growth Fund	147,461,232	38,832,295	(411,008)	38,421,287
M Capital Appreciation Fund	140,871,759	82,751,898	(6,415,975)	76,335,923
M Large Cap Value Fund	82,709,908	13,125,646	(501,571)	12,624,075

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Corporation") meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund and M Large Cap Growth Fund (each, a "Fund" and collectively, the "Funds"), and Northern Cross ("Northern Cross"), Frontier Capital Management Company, LLC ("Frontier") and DSM Capital LLC ("DSM"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Advisor), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. The Board periodically receives an in-person briefing report from senior personnel of each Sub-Advisor. Finally, the Board receives quarterly performance reports and Sub-Advisor evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly, on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 24, 2014, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including administrative systems and financial strength) and the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (2) the Adviser's and each Sub-Adviser's regulatory compliance history; (3) the investment performance of each Fund, and each Sub-Adviser; (4) the advisory fees payable to the Adviser and each Sub-Adviser, considering the services provided, the costs and expenses of the Adviser or the Sub-Adviser, fees throughout the industry for each Sub-Adviser's peer group, the level of profit realized by the Adviser or Sub-Adviser under the Agreements, and any collateral or "fall-out" benefits to the Adviser, the Sub-Adviser or the Fund; (5) the extent to which economies of scale would be realized as each Fund grows and whether shareholders benefit from these economies of scale; (6) the operating expenses of the Funds and (7) the Sub-Advisers' process for selecting brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 24, 2014 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the advisor or sub-advisor is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisors are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisor's costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisors.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed in detail the nature of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser monitors the general business activity of each Sub-Adviser through a variety of quarterly and annual questionnaires and on-site visits. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds. The Board concluded that each Sub-Adviser has adequate or significant operational experience and the capability, resources and personnel necessary to continue to manage the Funds.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the 1-, 3-, 5-, 10-year periods ended December 31, 2013 and for the period from the inception of each Fund through December 31, 2013.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund. The Board noted that management monitors the M International Equity Fund's performance monthly and the Board reviews performance quarterly. The Board reviewed the performance of the Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Fund lagged its index, the MSCI EAFE Index, for all periods, other than the period from inception in 1996 to December 31, 2013. The Board noted that those numbers included 13 years of management by the Fund's previous sub-advisers. The Board explained that the Adviser would continue to review the relative underperformance of the Fund. Based on the information provided, the Board concluded that it was satisfied with Northern Cross' investment performance.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund. The Board reviewed the performance of the Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Fund exceeded its benchmark, the Russell 1000 Growth Index, for all periods ended December 31, 2013. The Board noted that the investment performance provided included 13 years of management by the Fund's previous sub-adviser. The Board concluded that it was satisfied with DSM's investment performance.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Board reviewed the performance of the Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Fund exceeded its benchmark, the Russell 2500 Stock Index, for all but the three-year period. The Board noted that it was satisfied with Frontier's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers.

M International Equity Fund

The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Fund's management fee was 0.70% of its average daily net assets as of December 31, 2012, of which 0.15% was retained by the Adviser and the remainder was paid to Northern Cross. The Board noted that because of the availability of information for comparisons, advisory fees and operating expenses presented are for the year ended December 31, 2012. The Board explained that the Adviser reimbursed the Fund 0.02% because the Fund's operating expenses exceeded the 0.25% cap. Northern Cross' sub-advisory fee was less than 13 out of the 20 sub-advisers in its peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory relationships in the same investment strategy at the same asset level. The Board stated that Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board noted that Northern Cross' summary balance sheet was included in the materials. The Board noted that no "fall-out" benefits to Northern Cross, the Adviser or the Corporation resulted from the Sub-Advisory relationship. The Board concluded that Northern Cross' fees were fair and reasonable.

M Large Cap Growth Fund

The Board considered the advisory fees payable to DSM as well as the profitability to DSM in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Board noted that based upon the Fund's assets as of December 31, 2012, the management fee was 0.61%, of which 0.15% was retained by the Adviser and the remainder was paid to DSM. The Board noted that because of the availability of information for comparisons, advisory fees and operating expenses presented are for the year ended December 31, 2012. The Board explained that DSM's sub-advisory fee was less than 22 of the 28 managers in the peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory relationships in the same investment strategy at the same asset level. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, the Adviser or the Corporation resulted from the Sub-Advisory relationship; however DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Fund's management fee was 0.90% of average daily net assets in 2012, of which 0.15% was retained by the Adviser and the remainder was paid to Frontier. The Board noted that because of the availability of

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

information for comparisons, advisory fees and operating expenses presented are for the year ended December 31, 2012. The Board explained that Frontier's sub-advisory fee was higher than 20 and the same as two of the 26 funds in its peer group and the sub-advisory fee it charges to the Fund is the same for all but three of the other sub-advisory relationships in the same investment strategy. The Board noted that no "fall-out" benefits to Frontier, the Adviser or the Corporation resulted from the Sub-Advisory relationship, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund and M Large Cap Growth Fund decrease at breakpoints while the sub-advisory fee payable for the M Capital Appreciation Fund does not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board was satisfied that the current Advisory and Sub-Advisory Agreements provide for appropriate economies of scale and concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board considered comparative total fund expenses of each Fund compared to its respective peer group. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. As a result of this contractual arrangement, the Adviser provided a reimbursement of 0.02% for the M International Equity Fund during the year ended December 31, 2012. The Board noted that the operating expenses paid by each Fund were within the industry averages. The Board concluded that each Fund's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board considered each Sub-Adviser's brokerage arrangements on behalf of its applicable Fund. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had adequate or significant operational experience and the capability, resources and personnel necessary to continue to manage the Funds. Moreover, the Board found that each Fund performed in a satisfactory manner in comparison to relative benchmarks. The Board concluded that each Fund's operating expenses were fair and reasonable. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable. In addition, the Board concluded that as the Funds' assets increase, fixed operating costs are spread over a larger asset base resulting in economies of scale that benefit Fund shareholders. Finally, the Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement and each sub-advisory agreement. The Board also determined that the terms of the advisory agreement and each sub-advisory were fair and reasonable with respect to the Funds, in the best interests of the Funds' shareholders, and similar to those that could have been obtained through arm's length negotiations.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2014 to June 30, 2014)
M International Equity Fund
Actual	$1,000.00	$1,046.40	0.93%	$4.72
Hypothetical (5% return before expenses)	1,000.00	1,020.18	0.93%	4.66
M Large Cap Growth Fund
Actual	1,000.00	1,012.90	0.75%	3.74
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	3.76
M Capital Appreciation Fund
Actual	1,000.00	1,093.50	1.06%	5.50
Hypothetical (5% return before expenses)	1,000.00	1,019.54	1.06%	5.31

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2014 to June 30, 2014)
M Large Cap Value Fund
Actual	$1,000.00	$1,060.90	0.67%	$3.42
Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.67%	3.36

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)         A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 12(a)(2).

(a)(3)	Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 12(b).

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson President/Principal Executive Officer

Date: August 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson President/Principal Executive Officer

Date: August 12, 2014

By:	/s/ David Lees
David Lees Treasurer/Principal Financial and Accounting Officer
Date: August 14, 2014